Other Assets - Summary of Other Assets (Parenthetical) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Trade receivables	$ 6,942	$ 6,942
Exercisable period of call option		The exercisable period for the call option extends from January 1, 2025, to a date that is 10 business days following the repayment of the credit facility.
Third party payment services provider | Working Capital Facility
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Maturity date	three-month
Credit facility maximum amount	$ 10,000	$ 10,000
Interest rate	7.00%	7.00%
Credit facility additional capacity	$ 20,000	$ 20,000